INVESTMENTS - Additional information (Details 1) R$ in Thousands		2 Months Ended	12 Months Ended
	Jul. 12, 2022 Number	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$) Number	Dec. 31, 2021	Oct. 20, 2022 BRL (R$)	Sep. 30, 2022 BRL (R$)	Jul. 11, 2022 BRL (R$)	May 31, 2022
Disclosure of investments accounted for using equity method [line items]
Acquisition consideration price		R$ 7,284,182	R$ 7,284,182
Fair value of the assets acquired and liabilities assumed		7,172,792	7,172,792
Transferred consideration - 1st/single installment		6,053,185	6,053,185
Tirreno acquisition [member]
Disclosure of investments accounted for using equity method [line items]
Acquisition consideration price		85,188	85,188
Fair value of the assets acquired and liabilities assumed		85,188	85,188
Transferred consideration - 1st/single installment		70,188	70,188
Commit acquisition [member]
Disclosure of investments accounted for using equity method [line items]
Acquisition consideration price		2,097,758	2,097,758
Fair value of the assets acquired and liabilities assumed		2,097,758	2,097,758
Transferred consideration - 1st/single installment		R$ 2,097,758	R$ 2,097,758
Commit acquisition [member] | Mitsui Gás e Energia do Brasil Ltda. [member]
Disclosure of investments accounted for using equity method [line items]
Non-controlling shareholders’ equity interest			49.00%
Land acquisition [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting equity interests acquired (as a percent)		12.40%	12.40%
Revenue of acquiree since the acquisition date		R$ 576,851
Net income (loss) of acquiree since the acquisition date		18,462
Acquisition consideration price		1,007,634	R$ 1,007,634
Fair value of the assets acquired and liabilities assumed		R$ 1,784,893	R$ 1,784,893
Acquired interest (%)		12.40%	12.40%
Percentage of ownership interest, subsidiary			20.00%	7.60%
Economic benefit (%)			20.00%
Number of installments for payment of consideration | Number			5
Principal amount of installment for consideration transferred		R$ 201,526	R$ 201,526
Transferred consideration - 1st/single installment		202,861	202,861		R$ 202,861
Adjustment amount of installment by the SELIC for consideration transferred					R$ 1,334
Shareholders’ equity		8,923,021	R$ 8,923,021			R$ 7,542,815
Land acquisition [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary			19.57%
Land acquisition [member] | Indirect
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary			0.43%
CLE [member] | Tirreno acquisition [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting equity interests acquired (as a percent)								100.00%
Inventory, fixed assets and intangible assets at fair value		83,950	R$ 83,950
Goodwill recognised		1,238	1,238
Revenue of acquiree since the acquisition date			132,623
Net income (loss) of acquiree since the acquisition date			9,536
Acquired interest (%)								100.00%
Compass Gas E Energia S A [Member] | Commit acquisition [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting equity interests acquired (as a percent)							51.00%
Revenue of acquiree since the acquisition date			644,442
Net income (loss) of acquiree since the acquisition date			219,577
Acquisition consideration price							R$ 2,097,758
Number of piped natural gas distributors | Number	18
Fair value of the assets acquired and liabilities assumed		R$ 2,627,213	R$ 2,627,213
Acquired interest (%)							51.00%
Compass Gas E Energia S A [Member] | Commit acquisition [member] | Companhia de Gás do Estado do Rio Grande do Sul (“Sulgás”) [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting equity interests acquired (as a percent)							49.00%
Acquisition consideration price							R$ 468,070
Acquired interest (%)							49.00%